Income Taxes (Tables)	6 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Components of Income Tax (Benefit) Net from Continuing Operations	The components of the income tax benefit, net from continuing operations are:
	Six Months Ended March 31,
	2023	2024
	(Unaudited)	(Unaudited)
Current	$8,099	$-
Deferred	(49,375)	(79,488)
Total income tax benefit, net	$(41,276)	$(79,488)

Schedule of Reconciliations of Statutory Income Tax Rate and the Company’s Effective Income Tax Rate	The reconciliation between the Company’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:
	Six Months Ended March 31,
	2023	2024
	(Unaudited)	(Unaudited)
Net loss before income tax expense	$(5,036,765)	$(4,743,932)
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(1,259,191)	(1,185,983)

Effect of income tax rate differences in jurisdictions other than the PRC	243,619	219,352
Expenses not deductible for tax purpose and non-taxable income	85,664	466,277
Additional deduction of R&D expenses	-	(23,719)
Effect of preferential tax rates	-	1,322
Effect of utilization of tax loss carried forward	-	305
Effect on valuation allowance	888,632	442,958
Income tax benefit, net	$(41,276)	$(79,488)